                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ] ;  Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Fort Washington Investment Advisors, Inc.
Address: 420 East Fourth Street
         Cincinnati, OH  45202

Form 13F File Number: 28-5330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William F. Ledwin
Title: President
Phone: (513) 361-7610

Signature, Place, and Date of Signing:


/s/ William F. Ledwin               Cincinnati, OH              May 8, 2001
--------------------------------    ---------------          -------------------
[Signature]                          [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name
     28-4774                     Fort Washington Brokerage Services, Inc.

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 49,356,575

Form 13F Information Table Value Total: 1,753,111,180

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

        No.     Form 13F File Number

         1           28-4774             Ft. Washington Brokerage Services, Inc.

Page 1 of 5     Form 13F     Name of Reporting Manager:
                             Fort Washington Investment Advisors, Inc.          3/31/01                   (SEC Use Only)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Item 6.
                                                                         Investment Discretion
                                                                         ----------------------
                                                                                (b)                                 Item 8:
                                                   Item 4:     Item 5:         Shared           Item 7.        Voting Authority
     Item 1:            Item 2:     Item 3:         Fair      Shares or          as            Managers              Shares
  Name of Issuer        Title of     CUSIP         Market     Principal  (a)   Defined    (c)    See       ------------------------
                         Class      Number          Value      Amount    sole in Instr. Shared Instr. V.   (a) Sole       (b)    (c)
                                                                                 V.      Other                          Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco
Forex Inc                 ord      G90078109      7,744,001     178,641   X                                 178,641
------------------------------------------------------------------------------------------------------------------------------------
Check Point
Software Tech Ltd         ord      M22465104        356,250       7,500   X                                   7,500
------------------------------------------------------------------------------------------------------------------------------------
Flextronics Intl
Ltd                       ord      Y2573F102      6,420,750     428,050   X                                 428,050
------------------------------------------------------------------------------------------------------------------------------------
Aflac Inc.                com      001055102      1,837,138      66,708   X                                  66,708
------------------------------------------------------------------------------------------------------------------------------------
AES Corp                  com      00130H105      9,496,147     190,075   X                                 190,075
------------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner           com      00184A105      3,625,745      90,305   X                                  90,305
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp              com      001957109        517,951      24,317   X                                  24,317
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp-Liberty      com Lib
Media                    Grp A     001957208        852,292      60,878   X                                  60,878
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs, Inc.         com      002824101      2,515,227      53,300   X                                  53,300
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                com      013817101        402,640      11,200   X                                  11,200
------------------------------------------------------------------------------------------------------------------------------------
Alliance Atlantis        CL B
Comms.                  Non Vtg    01853E204        275,000      25,000   X                                  25,000
------------------------------------------------------------------------------------------------------------------------------------
Alliance World
Dol Govt Fd II            com      01879R106      8,950,530     978,200   X                                 978,200
------------------------------------------------------------------------------------------------------------------------------------
Alltel Corp               com      020039103     15,746,707     300,166   X                                 300,166
------------------------------------------------------------------------------------------------------------------------------------
Alza Corp.                com      022615108        303,750       7,500   X                                   7,500
------------------------------------------------------------------------------------------------------------------------------------
American Express          com      025816109        942,259      22,815   X                                  22,815
------------------------------------------------------------------------------------------------------------------------------------
AmericanHome
Products                  com      026609107      1,600,937      27,250   X                                  27,250
------------------------------------------------------------------------------------------------------------------------------------
American Intl. Group      com      026874107     11,929,254     148,191   X                                 148,191
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                 com      031162100      7,371,403     122,474   X                                 122,474
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices            com      032654105     13,756,704     379,600   X                                 379,600
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch
Cos. Inc.                 com      035229103     14,075,248     306,450   X                                 306,450
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.              com      037411105        249,163       4,325   X                                   4,325
------------------------------------------------------------------------------------------------------------------------------------
Applied
Materials, Inc.           com      038222105      3,817,995      87,770   X                                  87,770
------------------------------------------------------------------------------------------------------------------------------------
Applied Micro
Circuits Corp.            com      03822W109        247,500      15,000   X                                  15,000
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data
Proc.                     com      053015103        285,495       5,250   X                                   5,250
------------------------------------------------------------------------------------------------------------------------------------
BJ'S Wholesale
Club                      com      05548J106      4,259,846      89,025   X                                  89,025
------------------------------------------------------------------------------------------------------------------------------------
B P Amoco P L C        Sponsored
                          ADR      055622104        295,834       5,962   X                                   5,962
------------------------------------------------------------------------------------------------------------------------------------
Bank of America
Corp.                     com      060505104     23,404,529     427,480   X                                 427,480
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.     com      064057102      5,420,634     110,086   X                                 110,086
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.     com      064057102     84,298,092   1,711,984             X              1                   1,711,984
------------------------------------------------------------------------------------------------------------------------------------
Banc One Corp.            com      06423A103        689,698      19,063   X                                  19,063
------------------------------------------------------------------------------------------------------------------------------------
Baxter International      com      071813109     33,646,577     357,410   X                                 357,410
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos. Inc.    com      073902108        345,337       7,550   X                                   7,550
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp.           com      079860102      1,444,189      35,293   X                                  35,293
------------------------------------------------------------------------------------------------------------------------------------
Biovail Corp.             com      09067J109        289,040       8,000   X                                   8,000
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb      com      110122108      1,723,194      29,010   X                                  29,010
------------------------------------------------------------------------------------------------------------------------------------
Broadwing                 com      111620100     15,524,139     810,659   X                                 810,659
------------------------------------------------------------------------------------------------------------------------------------
Broadwing                 com      111620100     28,221,623   1,473,714             X              1                   1,473,714
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.          com      125896100     19,067,796     644,400   X                                 644,400
------------------------------------------------------------------------------------------------------------------------------------
CVS Corporation           com      126650100      5,572,634      95,275   X                                  95,275
------------------------------------------------------------------------------------------------------------------------------------
Calpine Corporation       com      131347106      3,312,460      60,150   X                                  60,150
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health           com      14149Y108      3,903,862      40,350   X                                  40,350
------------------------------------------------------------------------------------------------------------------------------------
Centennial
Comms. Co.             CL A New    15133V208        478,125      45,000   X                                  45,000
------------------------------------------------------------------------------------------------------------------------------------
Charter One
Financial                 com      160903100     21,416,138     756,754   X                                 756,754
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                  366,633,833  10,268,130                                   7,082,432    3,185,698  0
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 5     Form 13F     Name of Reporting Manager:
                             Fort Washington Investment Advisors, Inc.          3/31/01                   (SEC Use Only)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Item 6.
                                                                         Investment Discretion
                                                                         ----------------------
                                                                                (b)                                 Item 8:
                                                   Item 4:     Item 5:         Shared           Item 7.        Voting Authority
     Item 1:            Item 2:     Item 3:         Fair      Shares or          as            Managers              Shares
  Name of Issuer        Title of     CUSIP         Market     Principal  (a)   Defined    (c)    See       ------------------------
                         Class      Number          Value      Amount    sole in Instr. Shared Instr. V.   (a) Sole       (b)    (c)
                                                                                 V.      Other                          Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Checkfree Holdings
Corp                      com      162816102         76,538       2,600   X                                   2,600
------------------------------------------------------------------------------------------------------------------------------------
Checkfree Holdings
Corp                      com      162816102      1,030,312      35,000             X              1                      35,000
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.             com      166751107        791,605       9,016   X                                   9,016
------------------------------------------------------------------------------------------------------------------------------------
Ciena Corp.               com      171779101        354,875       8,500   X                                   8,500
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial   sr cv db
                        5.5%02     172062AB7      8,661,500   3,400,000   X                               3,400,000
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial      com      172062101      2,001,355      52,764   X                                  52,764
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial      com      172062101    123,493,960   3,255,195             X              1                   3,255,195
------------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation        com      172908105        126,735       3,215   X                                   3,215
------------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation        com      172908105     64,694,133   1,641,150             X              1                   1,641,150
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.        com      17275R102      6,430,469     406,670   X                                 406,670
------------------------------------------------------------------------------------------------------------------------------------
Citigroup                 com      172967101     29,988,385     666,708   X                                 666,708
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co.             com      191216100        443,200       9,814   X                                   9,814
------------------------------------------------------------------------------------------------------------------------------------
Computer Assoc. Intl      com      204912109     19,381,006     712,537   X                                 712,537
------------------------------------------------------------------------------------------------------------------------------------
Conagra Inc.              com      205887102        410,400      22,500   X                                  22,500
------------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc. - CL A      CL A      208251306     20,241,835     720,350   X                                 720,350
------------------------------------------------------------------------------------------------------------------------------------
Constellation
Energy Group              com      210371100      2,205,000      50,000   X                                  50,000
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation     com      212485106        215,518       5,975   X                                   5,975
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation     com      212485106     53,156,864   1,473,714             X              1                   1,473,714
------------------------------------------------------------------------------------------------------------------------------------
Corvis Corp.              com      221009103        140,625      20,000   X                                  20,000
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Credit
Ind. Inc.                 com      222372104      1,214,010      24,600   X                                  24,600
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Company        com      233331107      1,432,800      36,000   X                                  36,000
------------------------------------------------------------------------------------------------------------------------------------
Digene Corp.              com      253752109        305,000      20,000   X                                  20,000
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney
Productions           com Disney   254687106      1,285,312      44,941   X                                  44,941
------------------------------------------------------------------------------------------------------------------------------------
Dominion Resources
Inc/VA                    com      25746U109     10,935,723     169,625   X                                 169,625
------------------------------------------------------------------------------------------------------------------------------------
Du Pont de
Nemours Co.               com      263534109     10,355,219     254,428   X                                 254,428
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy               com      264399106      2,363,522      55,300   X                                  55,300
------------------------------------------------------------------------------------------------------------------------------------
E M C Corp.               com      268648102      6,586,335     224,025   X                                 224,025
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp.      com      283905107      2,310,314      35,380   X                                  35,380
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC            ADR      284131208      8,681,650     166,156   X                                 166,156
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.      com      291011104     12,682,410     204,554   X                                 204,554
------------------------------------------------------------------------------------------------------------------------------------
Enron Corp.               com      293561106      8,551,448     147,185   X                                 147,185
------------------------------------------------------------------------------------------------------------------------------------
Extreme Networks Inc.     com      30226D106        152,100      10,000   X                                  10,000
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil
Corporation               com      30231G102     18,361,890     226,691   X                                 226,691
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc.            com      302571104      1,238,260      20,200   X                                  20,200
------------------------------------------------------------------------------------------------------------------------------------
Federal Home
Loan Mtg.                 com      313400301      2,355,857      36,339   X                                  36,339
------------------------------------------------------------------------------------------------------------------------------------
Fed National
Mtg Assoc.                com      313586109     21,992,684     276,291   X                                 276,291
------------------------------------------------------------------------------------------------------------------------------------
Federated Dept
Stores                    com      31410H101      9,988,204     240,391   X                                 240,391
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third
Bancorp                   com      316773100      8,283,667     155,018   X                                 155,018
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third
Bancorp                   com      316773100    178,438,340   3,339,197             X              1                   3,339,197
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.          com      319963104      8,362,385     140,050   X                                 140,050
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Del        com      345370860        252,433       8,977   X                                   8,977
------------------------------------------------------------------------------------------------------------------------------------
Gannett Co.               com      364730101        322,488       5,400   X                                   5,400
------------------------------------------------------------------------------------------------------------------------------------
Gap Inc. Del              com      364760108        392,827      16,561   X                                  16,561
------------------------------------------------------------------------------------------------------------------------------------
Genentech  Inc.           com      368710406        398,950       7,900   X                                   7,900
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                  651,088,143  18,360,917                                   8,616,661    9,744,256  0
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 5     Form 13F     Name of Reporting Manager:
                             Fort Washington Investment Advisors, Inc.          3/31/01                   (SEC Use Only)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Item 6.
                                                                         Investment Discretion
                                                                         ----------------------
                                                                                (b)                                 Item 8:
                                                   Item 4:     Item 5:         Shared           Item 7.        Voting Authority
     Item 1:            Item 2:     Item 3:         Fair      Shares or          as            Managers              Shares
  Name of Issuer        Title of     CUSIP         Market     Principal  (a)   Defined    (c)    See       ------------------------
                         Class      Number          Value      Amount    sole in Instr. Shared Instr. V.   (a) Sole       (b)    (c)
                                                                                 V.      Other                          Shared  None
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.      com      369604103     15,530,299     371,005   X                                 371,005
------------------------------------------------------------------------------------------------------------------------------------
Health Management
Assoc. New               CL A      421933102     12,446,997     800,450   X                                 800,450
------------------------------------------------------------------------------------------------------------------------------------
H J Heinz Inc.            com      423074103        265,521       6,605   X                                   6,605
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard           com      428236103      8,700,096     278,225   X                                 278,225
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.          com      437076102      6,971,856     161,760   X                                 161,760
------------------------------------------------------------------------------------------------------------------------------------
Honeywell
International             com      438516106     16,313,064     399,829   X                                 399,829
------------------------------------------------------------------------------------------------------------------------------------
Idec Pharmaceuticals      com      449370105        414,000      10,350   X                                  10,350
------------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works       com      452308109      1,020,278      17,950   X                                  17,950
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.        com      456866102     20,328,343     511,920   X                                 511,920
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.               com      458140100     16,999,374     646,057   X                                 646,057
------------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.         com      459200101     26,575,783     276,313   X                                 276,313
------------------------------------------------------------------------------------------------------------------------------------
Interpublic Group Cos.    com      460690100     16,275,717     473,820   X                                 473,820
------------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.        com      46612J101      3,089,572     167,570   X                                 167,570
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase
and Co.                   com      46625H100        360,681       8,033   X                                   8,033
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         com      478160104      3,256,071      37,225   X                                  37,225
------------------------------------------------------------------------------------------------------------------------------------
Kansas City
Power & Light             com      485134100      1,648,200      67,000   X                                  67,000
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark            com      494368103     35,327,559     520,825   X                                 520,825
------------------------------------------------------------------------------------------------------------------------------------
Kroger                    com      501044101        206,320       8,000   X                                   8,000
------------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp.           com      502161102     11,987,440     762,075   X                                 762,075
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp
of America              com new    50540R409        360,750       3,000   X                                   3,000
------------------------------------------------------------------------------------------------------------------------------------
Lehman Bros.
Holding Co.               com      524908100        438,900       7,000   X                                   7,000
------------------------------------------------------------------------------------------------------------------------------------
Level 3
Communications Inc.       com      52729N100        173,750      10,000   X                                  10,000
------------------------------------------------------------------------------------------------------------------------------------
Lexmark
International Grp        cl a      529771107     19,493,257     428,234   X                                 428,234
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly Co.             com      532457108        978,258      12,761   X                                  12,761
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National
Corp.                     com      534187109     17,518,875     412,500   X                                 412,500
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp.               com      540424108        237,640       4,000   X                                   4,000
------------------------------------------------------------------------------------------------------------------------------------
Lowes Co. Inc.            com      548661107        590,929      10,110   X                                  10,110
------------------------------------------------------------------------------------------------------------------------------------
Lucent
Technologies Inc.         com      549463107        223,408      22,408   X                                  22,408
------------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA      sponsored
                          adr      55068R202        449,032      29,600   X                                  29,600
------------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.     com      552848103     10,247,605     149,775   X                                 149,775
------------------------------------------------------------------------------------------------------------------------------------
Magna International      cl a      559222401     18,518,803     400,320   X                                 400,320
------------------------------------------------------------------------------------------------------------------------------------
Manor Care Inc. new       com      564055101      7,965,690     390,475   X                                 390,475
------------------------------------------------------------------------------------------------------------------------------------
Masco Corp                com      574599106     23,824,369     986,925   X                                 986,925
------------------------------------------------------------------------------------------------------------------------------------
May Department
Stores                    com      577778103        266,100       7,500   X                                   7,500
------------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.          com
                       non vtg     579780206     16,773,955     399,475   X                                 399,475
------------------------------------------------------------------------------------------------------------------------------------
McDonalds
Corporation               com      580135101      1,252,098      47,160   X                                  47,160
------------------------------------------------------------------------------------------------------------------------------------
McLeod USA Inc         CL A com    582266102        912,187     105,000   X                                 105,000
------------------------------------------------------------------------------------------------------------------------------------
Mead Corporation          com      582834107     13,977,639     557,100   X                                 557,100
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.           com      585055106      9,218,896     201,550   X                                 201,550
------------------------------------------------------------------------------------------------------------------------------------
Mellon Financial
Corp                      com      58551A108        474,084      11,700   X                                  11,700
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.         com      589331107     11,674,330     153,812   X                                 153,812
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch &
Co Inc                    com      590188108        285,310       5,150   X                                   5,150
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.           com      594918104      6,526,679     119,345   X                                 119,345
------------------------------------------------------------------------------------------------------------------------------------
Minn. Mining & Mfg        com      604059105        438,665       4,222   X                                   4,222
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
Witter                    com      617446448     11,998,712     224,275   X                                 224,275
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc              com      620076109        290,547      20,375   X                                  20,375
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries Inc.    com      629568106      2,505,997      48,341   X                                  48,341
------------------------------------------------------------------------------------------------------------------------------------
Nisource Inc              com      65473P105     16,662,426     535,425   X                                 535,425
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                  391,996,062  10,832,550                                  10,832,550            0  0
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 5     Form 13F     Name of Reporting Manager:
                             Fort Washington Investment Advisors, Inc.          3/31/01                   (SEC Use Only)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Item 6.
                                                                         Investment Discretion
                                                                         ----------------------
                                                                                (b)                                 Item 8:
                                                   Item 4:     Item 5:         Shared           Item 7.        Voting Authority
     Item 1:            Item 2:     Item 3:         Fair      Shares or          as            Managers              Shares
  Name of Issuer        Title of     CUSIP         Market     Principal  (a)   Defined    (c)    See       ------------------------
                         Class      Number          Value      Amount    sole in Instr. Shared Instr. V.   (a) Sole       (b)    (c)
                                                                                 V.      Other                          Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Noble Drilling Corp.      com      655042109      2,631,120      57,000   X                                  57,000
------------------------------------------------------------------------------------------------------------------------------------
North Fork
Bancorp. NY               com      659424105     15,928,109     613,800   X                                 613,800
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks
Corp. New                 com      656568102      2,944,978     209,606   X                                 209,606
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust            com      665859104      4,570,624      73,130   X                                  73,130
------------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty             com      677240103      2,721,228     289,300             X              1                     289,300
------------------------------------------------------------------------------------------------------------------------------------
Old Kent
Financial Corp            com      679833103        305,216       8,032   X                                   8,032
------------------------------------------------------------------------------------------------------------------------------------
Ominicom Group            com      681919106      8,930,320     107,751   X                                 107,751
------------------------------------------------------------------------------------------------------------------------------------
Oracle Systems Corp.      com      68389X105        738,933      49,328   X                                  49,328
------------------------------------------------------------------------------------------------------------------------------------
Orion Power Holdings      com      686286105        706,100      23,000   X                                  23,000
------------------------------------------------------------------------------------------------------------------------------------
PNC Financial
Svcs Group Inc            com      693475105        489,968       7,232   X                                   7,232
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.             com      713448108      8,550,472     194,550   X                                 194,550
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.               com      717081103     17,593,839     429,642   X                                 429,642
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corporation     com      71713U102      3,627,898      72,025   X                                  72,025
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris
Cos. Inc.                 com      718154107        683,280      14,400   X                                  14,400
------------------------------------------------------------------------------------------------------------------------------------
Piedmont Natural
Gas Inc                   com      720186105        227,200       6,400   X                                   6,400
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings         com      72346N101        709,127      80,184   X                                  80,184
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle West
Cap. Corp.                com      723484101      1,605,450      35,000   X                                  35,000
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.         com      724479100        250,200       7,200   X                                   7,200
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble          com      742718109      5,429,423      86,732   X                                  86,732
------------------------------------------------------------------------------------------------------------------------------------
Provident
Financial Group           com      743866105        617,794      21,966   X                                  21,966
------------------------------------------------------------------------------------------------------------------------------------
Qwest Diagnostics         com      74834L100        533,220       6,000   X                                   6,000
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications      com      749121109      2,628,924      75,005   X                                  75,005
------------------------------------------------------------------------------------------------------------------------------------
Radioshack Corp.          com      750438103      9,216,528     251,200   X                                 251,200
------------------------------------------------------------------------------------------------------------------------------------
Ralston-Purina Group      com      751277302     17,601,307     565,050   X                                 565,050
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications        com      78387G103     14,409,197     322,859   X                                 322,859
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.            com      803111103        381,966      17,700   X                                  17,700
------------------------------------------------------------------------------------------------------------------------------------
Schering
Plough Corp.              com      806605101     10,938,908     299,450   X                                 299,450
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.         com      806857108     10,900,675     189,215   X                                 189,215
------------------------------------------------------------------------------------------------------------------------------------
Schwab
Charles Corp New          com      808513105      1,236,684      80,200   X                                  80,200
------------------------------------------------------------------------------------------------------------------------------------
Shell Trans &          New York
Trading PLC             Shs New    822703609        224,304       4,800   X                                   4,800
------------------------------------------------------------------------------------------------------------------------------------
Southern Co.              com      842587107        329,846       9,400   X                                   9,400
------------------------------------------------------------------------------------------------------------------------------------
Stifel
Financial Corp            com      860630102     12,237,744   1,019,812             X              1                   1,019,812
------------------------------------------------------------------------------------------------------------------------------------
Stilwell
Financial Inc             com      860831106        225,288       8,400   X                                   8,400
------------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems          com      866810104      4,455,732     289,898   X                                 289,898
------------------------------------------------------------------------------------------------------------------------------------
Tosco Corp.             com new    891490302     14,368,429     336,025   X                                 336,025
------------------------------------------------------------------------------------------------------------------------------------
Tyco International        com      902124106     33,197,397     767,925   X                                 767,925
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp.               com      902973304      1,612,980      69,525   X                                  69,525
------------------------------------------------------------------------------------------------------------------------------------
US Bancorp.               com      902973304     10,412,508     448,815             X              1                      448,815
------------------------------------------------------------------------------------------------------------------------------------
USA Education Inc.        com      90390U102     38,550,778     530,637   X                                 530,637
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UnionBancorp, Inc.        com      908908106        449,550      33,300   X                                  33,300
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Univision
Communications           CL A      914906102      8,281,864     217,030   X                                 217,030
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U S Freightways Corp      com      916906100      6,474,037     205,525   X                                 205,525
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Vectren Corporation       com      92240G101        213,978       9,999   X                                   9,999
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COLUMN TOTALS:                                  278,143,123   8,144,048                                   6,386,121    1,757,927  0
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

Page 5 of 5     Form 13F     Name of Reporting Manager:
                             Fort Washington Investment Advisors, Inc.          3/31/01                   (SEC Use Only)

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                                                                                Item 6.
                                                                         Investment Discretion
                                                                         ----------------------
                                                                                (b)                                 Item 8:
                                                   Item 4:     Item 5:         Shared           Item 7.        Voting Authority
     Item 1:            Item 2:     Item 3:         Fair      Shares or          as            Managers              Shares
  Name of Issuer        Title of     CUSIP         Market     Principal  (a)   Defined    (c)    See       ------------------------
                         Class      Number          Value      Amount    sole in Instr. Shared Instr. V.   (a) Sole       (b)    (c)
                                                                                 V.      Other                          Shared  None
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
Veritas Software Co       com      923436109      3,796,304      82,100   X                                  82,100
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Verizon
Communications            com      92343V104     16,498,787     334,663   X                                 334,663
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Vitesse
Semiconductor Corp.       com      928497106      2,275,879      95,575   X                                  95,575
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Vodafone Group        sponsored
PLC New                   adr      92857W100        397,340      14,635   X                                  14,635
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Wachovia Corp.            com      929771103        563,880       9,359   X                                   9,359
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Wal-Mart Stores Inc       com      931142103      3,644,837      72,175   X                                  72,175
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Washington
Mutual Inc.               com      939322103        374,161       6,834   X                                   6,834
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Waters Corp.              com      941848103        278,700       6,000   X                                   6,000
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Wellpoint Health
Networks Inc.             com      94973H108     17,706,215     185,775   X                                 185,775
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Wells Fargo & Co New      com      949746101      1,271,379      25,700   X                                  25,700
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Williams Companies Inc    com      969457100      4,817,411     112,425   X                                 112,425
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Worldcom Inc. GA New      com      98157D106     13,467,876     720,689   X                                 720,689
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Worldpages.Com Inc.       com      981922107        157,250      85,000   X                                  85,000
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COLUMN TOTALS:                                   65,250,019   1,750,930                                   1,750,930            0  0
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GRAND TOTAL:                                  1,753,111,180  49,356,575                                  34,666,094   14,690,481  0
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